CAPITAL DISCLOSURES AND FINANCIAL RISK (Details Narrative) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 16, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate of convertible notes	6.00%
Denominated percentages of expenses		93.00%	90.00%	99.00%
Private Placements [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate of convertible notes	6.00%
Proceeds from the issuance of convertible notes	$ 1,070
Amount of issuance of share capital from warrant excise		$ 14,931
Issuance of share capital from warrant excise		5,137
Private Placements [Member] | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment term of convertible notes	3 years